Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Commitments for Purchases of Property, Plant and Equipment and Other Commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Commitments for purchases of property, plant and equipment and other commitments	¥60,527	¥107,865